Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses and Other Current Liabilities [Abstract]
Payable related to investment and acquisition	$ 10,083	$ 64,545
Payable for third-party service fee	115,447	56,772
Accrued agent rebates	71,295	53,090
Accrued payroll	53,711	37,540
Other tax payable	23,016	21,097
Deposits from advertising customers	41,452	19,747
Payable for purchasing long-term assets	10,603	15,507
Accrued interest expenses of convertible senior notes (see note 14)	8,800	10,062
Other current liabilities	86,225	20,471
Total	$ 420,632	$ 298,831